Long-Term Deposits	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEPOSITS

10. LONG-TERM DEPOSITS

Long-term deposits as of December 31, 2019 and 2018 consisted of:

	December 31, 2019	December 31, 2018

Rental deposits	$132,043	$132,043
Prepayments for equipment	162,563	3,285,135
	$294,606	$3,417,178